TO OUR SHAREHOLDERS                                               APRIL 30, 1997


We are pleased to present MassMutual Participation Investors' report for the first three months of 1997.

The Trust got off to a good start this year with net assets per share increasing to $10.91 from $10.54 per share on December 31, 1996. Based on the change in net assets and reinvestment of dividends, the Trust's performance for the quarter was 3.5%, which beat both the stock and bond markets as measured by the S&P 500 Composite Index and the Lehman Brothers Government/Corporate Bond Index which were up 2.7% and down .9% respectively. The broad based stock market index initially realized considerable gains until late March when the Federal Reserve Board raised interest rates and most of the earlier gains were erased. The Federal Reserve action was also felt throughout most of the domestic bond market sectors which realized negative total returns.

We are also pleased to report that the regular quarterly dividend declared on the day of the annual shareholders' meeting on April 24, 1997 was increased to $.20 per share. Our regular quarterly dividend had been $.19 per share. The net earnings of the Trust for the quarter ended March 31, 1997 were $1,923,676 or
20.9 cents per share as compared with $1,716,249 or 18.6 cents per share a quarter ago. What we are seeing is one of the unique features of Participation Investors which is the growth of the assets of the Trust through the retention of long-term capital gains. Over time this growth in assets will help us increase the earnings of the Trust and, ultimately, your dividends.

New private placement investments made during the quarter included Associated Vintage Group, Inc., a Sonoma County, California provider of custom wine production services which is one of the largest in the country; Hatco Corporation, a specialty chemical company to whom we made a loan so it could complete some acquisitions; Swing N'Slide Corporation, a manufacturer and distributor of home playground equipment which refinanced its existing bank facility while making an acquisition; and Trend Plastics, Inc., a manufacturer and assembler of plastic injection molded parts which was acquired by a buyout sponsor with whom we have worked in the past. Associated Vintage Group, Inc., Swing N'Slide Corporation and Trend Plastics, Inc. allow us to participate in the long-term growth of the companies via their equity features while providing a weighted average coupon of over 11.6%. The closing of these new investments brings our holdings in private placement issuers, the primary investment category of Participation Investors, to over 78% of the portfolio.

The Trust realized over $1.4 million (or $.15 per share) in net capital gains during the quarter, roughly half of which came from partial or complete sales of investments from our private placement portfolio. Of the $.15 per share, $.04 per share represents net short-term gains which, if not offset by year end, will be distributed to shareholders. The majority of the quarter's gains were realized early in the quarter while the markets were still strong.

At the ninth Annual Meeting of Shareholders held on April 24, 1997, Gary E. Wendlandt, Milton Cooper, and Martin T. Hart were re-elected as Trustees for three-year terms; Coopers & Lybrand L.L.P. was re-elected as auditor of the Trust, and the Investment Services Contract between the Trust and Massachusetts Mutual Life Insurance Company was approved. Also approved was an amendment to the Trust's investment objectives to permit not more than 75% of the total assets to be invested in non-investment grade securities. This amendment should provide management with more flexibility with respect to the portfolio. By increasing our exposure to non-investment grade securities, particularly those with equity features, we create an opportunity for enhanced total return.

The Trustees and management appreciate the continued interest and support of the shareholders of Participation Investors.

                                                 Sincerely,

                                                 /s/ Stuart H. Reese

                                                 Stuart H. Reese
                                                 President

STATEMENT OF ASSETS AND LIABILITIES           MASSMUTUAL PARTICIPATION INVESTORS
March 31, 1997 and 1996
(Unaudited)

                                                                                            1997                  1996
                                                                                       ------------          ------------
Assets:
Investments (Notes 2A, 2B and 5)
  (See Schedule of Investments)
  Corporate restricted securities at fair value
   (Cost 1997 - $82,841,776; 1996 - $62,751,977)                                       $ 88,392,070          $ 66,698,402
  Corporate public securities at market value
   (Cost 1997 - $17,404,931; 1996 - $22,315,358)                                         18,626,334            23,882,098
Short-term securities at cost plus earned discount which
 approximates market value                                                                1,998,938            15,166,686
                                                                                       ------------          ------------
                                                                                        109,017,342           105,747,186
Cash                                                                                         29,955             2,492,102
Interest and dividends receivable, net                                                    1,777,761             1,846,497
Receivable for investments sold                                                           2,589,794               921,655
Other assets                                                                                 12,128                12,128
                                                                                       ------------          ------------
      Total assets                                                                     $113,426,980          $111,019,568
                                                                                       ============          ============

Liabilities:
Payable for investments purchased                                                      $    300,000          $  2,853,264
Management fee payable (Note 3)                                                             226,310               215,209
Note payable (Note 4)                                                                    12,000,000            12,000,000
Interest payable (Note 4)                                                                   170,940               170,940
Accrued expenses                                                                            147,310               131,652
                                                                                       ------------          ------------
      Total liabilities                                                                  12,844,560            15,371,065
                                                                                       ------------          ------------

Net Assets:
Shares of beneficial interest, par value $.01 per share;
 an unlimited number authorized                                                              92,167                92,167
Additional paid-in capital                                                               84,895,820            84,895,820
Retained net realized gain on investments, prior years                                    5,423,509               582,457
Undistributed net investment income (Note 2D)                                             1,930,900             1,869,712
Accumulated net realized gain on investments                                              1,468,327             2,695,182
Net unrealized appreciation of investments (Notes 2A, 2B and 5)                           6,771,697             5,513,165
                                                                                       ------------          ------------
      Total net assets                                                                  100,582,420            95,648,503
                                                                                       ------------          ------------
      Total liabilities and net assets                                                 $113,426,980          $111,019,568
                                                                                       ============          ============
Shares of beneficial interest issued and outstanding                                      9,216,665             9,216,665
                                                                                       ============          ============
Net asset value per share                                                              $      10.91          $      10.38
                                                                                       ============          ============

                       See Notes to Financial Statements
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                       MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 1997 and 1996
(Unaudited)

                                                                                            1997                  1996
                                                                                       -------------         -------------
Investment Income (Note 2B):
Interest                                                                                $  2,340,793          $  2,172,547
Dividends                                                                                     57,686                30,131
                                                                                       -------------         -------------
      Total income                                                                         2,398,479             2,202,678
                                                                                       -------------         -------------

Expenses:
Management fee (Note 3)                                                                      226,310               215,209
Trustees' fees and expenses                                                                   12,874                11,812
Transfer Agent/Registrar's expenses                                                            8,947                 6,000
Interest (Note 4)                                                                            207,900               207,900
Reports to shareholders                                                                        4,000                 8,513
Audit and legal                                                                                9,320                11,975
Other                                                                                          5,452                 6,305
                                                                                       -------------         -------------
      Total expenses                                                                         474,803               467,714
                                                                                       -------------         -------------

Net investment income                                                                      1,923,676             1,734,964
                                                                                       -------------         -------------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                           1,429,871             2,695,182
Net change in unrealized appreciation of investments                                          75,014            (4,067,786)
                                                                                       -------------         -------------
      Net gain (loss) on investments                                                       1,504,885            (1,372,604)
                                                                                       -------------         -------------

Net increase in net assets resulting from operations                                    $  3,428,561          $    362,360
                                                                                       =============         =============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS                       MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 1997 and 1996
(Unaudited)

                                                                                             1997                  1996
                                                                                       -------------         -------------
Net increase (decrease) in cash:
Cash flows from operating activities:
  Interest and dividends received                                                       $  2,048,468          $  1,893,452
  Interest expense paid                                                                     (207,900)             (207,900)
  Operating expenses paid                                                                   (269,397)             (287,736)
  Federal income tax paid                                                                 (2,606,720)             (203,518)
                                                                                       -------------         -------------
      Net cash (used for) provided by operating activities                                (1,035,549)            1,194,298
                                                                                       -------------         -------------

Cash flows from investing activities:
  Change in short-term portfolio securities, net                                           2,957,088            (3,364,368)
  Purchase of portfolio securities                                                       (16,158,276)           (7,702,841)
  Proceeds from disposition of portfolio securities                                       18,041,111            14,087,774
                                                                                       -------------         -------------
      Net cash provided by investing activities                                            4,839,923             3,020,565
                                                                                       -------------         -------------

      Net cash provided by operating and investing activities                              3,804,374             4,214,863
                                                                                       -------------         -------------

Cash flows from financing activities:
  Cash dividends paid from net investment income                                          (1,893,871)           (1,751,166)
  Cash dividends paid from net realized gain on investments                               (1,884,962)                   --
                                                                                       -------------         -------------
      Net cash used for financing activities                                              (3,778,833)           (1,751,166)
                                                                                       -------------         -------------

Net increase in cash                                                                          25,541             2,463,697

Cash - beginning of year                                                                       4,414                28,405
                                                                                       -------------         -------------
Cash - end of period                                                                    $     29,955          $  2,492,102
                                                                                       =============         =============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                                    $  3,428,561          $    362,360
                                                                                       -------------         -------------
  Decrease in investments                                                                  1,689,169             1,840,075
  Increase in interest and dividends receivable, net                                        (237,322)              (41,623)
  (Increase) decrease in receivable for investments sold                                   1,380,308               (55,645)
  Increase in other assets                                                                   (12,128)              (12,128)
  Increase in payable for investments purchased                                              165,000             2,353,264
  Increase in management fee payable                                                           7,714                   815
  Decrease in accrued expenses                                                               (10,208)              (28,737)
  Decrease in accrued taxes                                                               (2,606,720)             (203,518)
                                                                                       -------------         -------------

      Total adjustments to net assets from operations                                        375,813             3,852,503
                                                                                       -------------         -------------
      Net cash provided by operating and investing activities                           $  3,804,374          $  4,214,863
                                                                                       =============         =============


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS            MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 1997 and 1996
(Unaudited)

                                                                                            1997                  1996
                                                                                       -------------         -------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                                                 $  1,923,676          $  1,734,964
  Net realized gain on investments                                                         1,429,871             2,695,182
  Net change in unrealized appreciation of investments                                        75,014            (4,067,786)
                                                                                       -------------         -------------

  Net increase in net assets resulting from operations                                     3,428,561               362,360

Net Assets, beginning of year                                                             97,153,859            95,286,143
                                                                                       -------------         -------------
Net Assets, end of period (including undistributed net investment
  income in 1997 - $1,930,900; 1996 - $1,869,712)                                       $100,582,420          $ 95,648,503
                                                                                       =============         =============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                      MASSMUTUAL PARTICIPATION INVESTORS
Selected data for each share of beneficial interest outstanding for the periods ended:

                                                                                          For the
                                                                                          period               For the
                                                                                       ended 3/31/97          year ended
                                                                                        (Unaudited)            12/31/96
                                                                                       -------------         -------------
  Net asset value:
   Beginning of year                                                                   $      10.54          $      10.34
                                                                                       -------------         -------------

  Net investment income                                                                         .21                   .76
  Net realized and unrealized gain on investments                                               .16                   .42
                                                                                       -------------         -------------
  Total from investment operations                                                              .37                  1.18
                                                                                       -------------         -------------

  Dividends from net investment income to common shareholders                                    --                  (.78)
  Distributions from net realized gain on investments to common shareholders                     --                  (.20)
                                                                                       -------------         -------------
  Total distributions                                                                            --                  (.20)
                                                                                       -------------         -------------
  Net asset value:
   End of period                                                                       $      10.91          $      10.54
                                                                                       =============         =============
  Per share market value:
   End of period                                                                       $       9.63          $       9.25
                                                                                       =============         =============
  Total investment return:
   Market value                                                                                4.05%*               15.40%
   Net asset value                                                                             3.51%*               14.60%

  Net assets (in millions):
   End of period                                                                       $     100.58          $      97.15

  Ratio of operating expenses to average net assets                                             .27%*                1.11%

  Ratio of interest expenses to average net assets                                              .21%*                 .85%

  Ratio of expenses to average net assets                                                       .48%*                1.96%

  Ratio of net investment income to average net assets                                         1.95%*                7.18%

  Portfolio turnover                                                                          15.24%*               68.48%


*Percentages represent results for the period and are not annualized.


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                      MASSMUTUAL PARTICIPATION INVESTORS
March 31, 1997
(Unaudited)

                                                                 Shares, Units,
                                                                   Warrants or                             Fair Value
                                                                    Principal          Acquisition       at Acquisition
Corporate Restricted Securities - 78.42%: (A)                        Amount                Date               Date
                                                                -----------------   -----------------   ----------------
AccTech, LLC
A designer and marketer of specialized cleaning products.
    Senior Floating Rate Revolving Credit Note
    due 2002                                                    $         274,380          10/31/96        $    274,380
    Senior Secured Series A Floating Rate
    Note due 2002                                               $         388,417          10/31/96             382,594
    10.1% Senior Secured Series A Note
    due 2002                                                    $         583,117          10/31/96             568,189
    12% Senior Secured Series B Note due 2004                   $         549,000          10/31/96             577,603
    Membership Interest                                                     2 int.         10/31/96             131,756
    Warrant, exercisable until 2004, to purchase
    1 Membership Interest at $.01 per interest (B)                          1 int.         10/31/96                  --
                                                                                                           ------------
                                                                                                              1,934,522
                                                                                                           ------------

American Exploration Company - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
    11% Senior Subordinated Note due 2004                       $       1,500,000          12/27/91           1,482,300
    Warrant, exercisable until 2004, to purchase
    51,671 shares of common stock at $15.53
    per share (B)                                                      51,671 shs.         12/27/91              24,857
                                                                                                           ------------
                                                                                                              1,507,157
                                                                                                           ------------

Ammirati & Puris, Inc.
An advertising agency that specializes
in representing a limited number of large and high
quality clients.
    14% Senior Secured Note due 1998                            $         166,667          11/23/93             163,267
                                                                                                           ------------

Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States.
    11% Senior Subordinated Note due 2005                       $       1,667,500           3/19/97           1,637,318
    Common Stock (B)                                                   15,675 shs.          3/19/97              61,875
    Warrant, exercisable until 2005, to purchase
    47,044 shares of common stock at $.01 per
    share (B)                                                          47,044 shs.          3/19/97              47,044
                                                                                                           ------------
                                                                                                              1,746,237
                                                                                                           ------------

Atlantic Aviation Corporation
An operator and provider of business aircraft
services and fueling services to commercial airlines.
    10.05% Senior Note due 1999                                 $         568,798           1/31/90             549,361
                                                                                                           ------------

J. Baker, Inc. - O.T.C.
A wholesaler and retailer of shoes.
    11.21% Senior Subordinated Note due 1999                    $         900,000           6/21/89             897,660
    Warrant, exercisable until 1999, to purchase
    27,355 shares of common stock at $18.80
    per share (B)                                                      27,355 shs.          6/21/89               2,736
                                                                                                           ------------
                                                                                                                900,396
                                                                                                           ------------

Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital.
    10.5% Senior Note due 1999                                  $         616,364           5/15/89             616,364
                                                                                                           ------------
Boyle Leasing Technologies, Inc.
A leasing company specializing in the leasing
and rental of microticket business equipment.
    12% Senior Subordinated Note due 2001                       $       1,000,000           8/16/94             899,723
                                                                                                           ------------

                                                                                         Fair Value
                                                                     Cost                at 3/31/97
Corporate Restricted Securities - 78.42%: (A)                      (Note 2B)              (Note 2A)
                                                                 -------------          -------------
AccTech, LLC
A designer and marketer of specialized cleaning products.
    Senior Floating Rate Revolving Credit Note
    due 2002                                                      $    274,380           $    269,003
    Senior Secured Series A Floating Rate
    Note due 2002                                                      388,417                383,096
    10.1% Senior Secured Series A Note
    due 2002                                                           583,117                567,839
    12% Senior Secured Series B Note due 2004                          495,968                574,089
    Membership Interest                                                166,000                131,760
    Warrant, exercisable until 2004, to purchase
    1 Membership Interest at $.01 per interest (B)                      54,900                     --
                                                                 -------------          -------------
                                                                     1,962,782              1,925,787
                                                                 -------------          -------------

American Exploration Company - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
    11% Senior Subordinated Note due 2004                            1,480,644              1,440,450
    Warrant, exercisable until 2004, to purchase
    51,671 shares of common stock at $15.53
    per share (B)                                                       19,356                 51,671
                                                                 -------------          -------------
                                                                     1,500,000              1,492,121
                                                                 -------------          -------------

Ammirati & Puris, Inc.
An advertising agency that specializes
in representing a limited number of large and high
quality clients.
    14% Senior Secured Note due 1998                                   166,667                177,517
                                                                 -------------          -------------

Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States.
    11% Senior Subordinated Note due 2005                            1,581,040              1,631,315
    Common Stock (B)                                                    82,500                 61,875
    Warrant, exercisable until 2005, to purchase
    47,044 shares of common stock at $.01 per
    share (B)                                                           86,673                 47,044
                                                                 -------------          -------------
                                                                     1,750,213              1,740,234
                                                                 -------------          -------------

Atlantic Aviation Corporation
An operator and provider of business aircraft
services and fueling services to commercial airlines.
    10.05% Senior Note due 1999                                        568,798                562,883
                                                                 -------------          -------------

J. Baker, Inc. - O.T.C.
A wholesaler and retailer of shoes.
    11.21% Senior Subordinated Note due 1999                           898,956                884,340
    Warrant, exercisable until 1999, to purchase
    27,355 shares of common stock at $18.80
    per share (B)                                                       73,285                  2,736
                                                                 -------------          -------------
                                                                       972,241                887,076
                                                                 -------------          -------------
Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital.
    10.5% Senior Note due 1999                                         616,364                629,739
                                                                 -------------          -------------

Boyle Leasing Technologies, Inc.
A leasing company specializing in the leasing
and rental of microticket business equipment.
    12% Senior Subordinated Note due 2001                              946,120                990,700
                                                                 -------------          -------------

--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                                 Shares, Units,
                                                                   Warrants or                          Fair Value
                                                                    Principal         Acquisition     at Acquisition
Corporate Restricted Securities: (A) (Continued)                     Amount              Date              Date
                                                                -----------------     -----------      --------------
BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production
of petroleum from the Alaskan North Slope.
    13,190 Units of Beneficial Interest                               13,190 uts.       2/28/89        $    329,750
                                                                                                       ------------

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
    Senior Secured Floating Rate Revolving
    Credit Facility due 2002                                    $         159,600       8/29/96             159,600
    Senior Secured Series A Floating Rate
    Term Note due 2002                                          $       1,212,042       8/29/96           1,199,074
    12% Series B Term Note due 2004                             $         266,000       8/29/96             261,877
    Membership Interest                                                  133 int.       8/29/96             106,400
    Warrant, exercisable until 2004, to purchase
    37 Membership Interests at $.01 per interest (B)                      37 int.       8/29/96                  --
                                                                                                       ------------
                                                                                                          1,726,951
                                                                                                       ------------

Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products
for both the retail and food
service markets.
    Senior Secured Floating Rate Revolving
    Credit Note due 2000                                        $         216,216       9/29/95             216,216
    10% Senior Secured Term Note due 2004                       $         756,756       9/29/95             750,778
    11.5% Senior Subordinated Note due 2004                     $         472,975       9/29/95             471,414
    8% Junior Subordinated Convertible Note
    due 2004, convertible into 39 partnership
    points at $1,388.89 per point                               $          54,054       9/29/95              42,148
    Warrant, exercisable until 2006, to purchase
    19 partnership points at $.01 per point (B)                           19 pts.       9/29/95                  19
                                                                                                       ------------
                                                                                                          1,480,575
                                                                                                       ------------

Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
    8% Convertible Subordinated Note due 2002,
    convertible into 50,000 shares of common
    stock at $7.50 per share                                    $         375,000       3/31/94             355,013
                                                                                                       ------------

Cirrus Logic, Inc.
A designer and manufacturer of integrated circuits.
    10.22% Secured Leverage Lease Notes
    due 2002                                                    $         716,154       11/1/96             700,256
    10.14% Secured Leverage Lease Notes
    due 2004                                                    $         719,092       11/1/96             697,879
                                                                                                       ------------
                                                                                                          1,398,135
                                                                                                       ------------

Classic Sports, Inc.
A cable sports television network.
    Convertible Preferred Stock, convertible
    into 322 shares of common stock at $1,000
    per share                                                            322 shs.          *                 28,980
                                                                                                       ------------

The Coast Distribution System - A.S.E.
A wholesale distributor of recreational vehicle and
marine parts and accessories.
    11.2% Senior Subordinated Secured Note
    due 1999                                                    $         700,100       6/26/89             722,434
                                                                                                       ------------
                                                                                         Fair Value
                                                                     Cost                at 3/31/97
Corporate Restricted Securities - 78.42%: (A)                      (Note 2B)              (Note 2A)
                                                                 -------------          -------------
BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production
of petroleum from the Alaskan North Slope.
    13,190 Units of Beneficial Interest                           $    202,134           $    212,689
                                                                 -------------          -------------

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
    Senior Secured Floating Rate Revolving
    Credit Facility due 2002                                           159,600                158,132
    Senior Secured Series A Floating Rate
    Term Note due 2002                                               1,212,042              1,200,285
    12% Series B Term Note due 2004                                    253,274                262,701
    Membership Interest                                                131,420                106,400
    Warrant, exercisable until 2004, to purchase
    37 Membership Interests at $.01 per interest (B)                    13,300                     --
                                                                 -------------          -------------
                                                                     1,769,636              1,727,518
                                                                 -------------          -------------

Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products
for both the retail and food
service markets.
    Senior Secured Floating Rate Revolving
    Credit Note due 2000                                               216,216                216,216
    10% Senior Secured Term Note due 2004                              756,756                741,091
    11.5% Senior Subordinated Note due 2004                            450,961                461,860
    8% Junior Subordinated Convertible Note
    due 2004, convertible into 39 partnership
    points at $1,388.89 per point                                       54,054                104,303
    Warrant, exercisable until 2006, to purchase
    19 partnership points at $.01 per point (B)                         25,130                 41,109
                                                                 -------------          -------------
                                                                     1,503,117              1,564,579
                                                                 -------------          -------------

Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
    8% Convertible Subordinated Note due 2002,
    convertible into 50,000 shares of common
    stock at $7.50 per share                                           375,000                348,263
                                                                 -------------          -------------

Cirrus Logic, Inc.
A designer and manufacturer of integrated circuits.
    10.22% Secured Leverage Lease Notes
    due 2002                                                           716,154                700,112
    10.14% Secured Leverage Lease Notes
    due 2004                                                           719,092                697,375
                                                                 -------------          -------------
                                                                     1,435,246              1,397,487
                                                                 -------------          -------------

Classic Sports, Inc.
A cable sports television network.
    Convertible Preferred Stock, convertible
    into 322 shares of common stock at $1,000
    per share                                                          152,062                386,666
                                                                 -------------          -------------

The Coast Distribution System - A.S.E.
A wholesale distributor of recreational vehicle and
marine parts and accessories.
    11.2% Senior Subordinated Secured Note
    due 1999                                                           700,100                703,180
                                                                 -------------          -------------

*4/18/95 and 6/3/96.

--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                                 Shares, Units,
                                                                   Warrants or                           Fair Value
                                                                    Principal         Acquisition      at Acquisition
Corporate Restricted Securities: (A) (Continued)                     Amount              Date               Date
                                                                -----------------     -----------      --------------
CompuCom Systems, Inc. - O.T.C.
A personal computer dealer specializing in
serving corporate accounts.
    Common Stock (B)                                                 183,711 shs.       9/24/92        $    399,557
                                                                                                       -------------

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
    10.75% Senior Secured Term Note due 2003                    $         607,103       12/8/95             614,261
    12% Senior Subordinated Note due 2005                       $         400,287       12/8/95             401,928
    Common Stock (B)                                                  92,280 shs.       12/8/95              69,210
    Warrant, exercisable until 2005, to purchase
    69,210 shares of common stock at $.01
    per share (B)                                                     69,210 shs.       12/8/95                 692
                                                                                                       -------------
                                                                                                          1,086,091
                                                                                                       -------------

Contico International, Inc.
A developer, manufacturer and marketer of
consumer, commercial and industrial plastic
products.
    12% Senior Subordinated Note due 2003                       $         500,000       3/23/93             522,800
                                                                                                       -------------

Control Devices, Inc. - O.T.C.
A producer of high quality electromechanical
circuit protector devices and photo-optic sensors.
    Common Stock (B)                                                  58,000 shs.       7/29/94               8,737
                                                                                                       -------------

Corrections Corporation of America - O.T.C.
An operator of private prisons and correctional
facilities for federal, state and local governments.
    11.08% Senior Secured Note due 2000                         $         258,522      12/11/90             258,373
                                                                                                       -------------

Discount Auto Parts
    A retailer of auto parts.
    9.8% Senior Secured Note due 2003                           $       1,050,000       11/2/89           1,014,405
                                                                                                       -------------

Diversco, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers.
    Senior Secured Floating Rate Revolving
    Credit Facility due 2002                                    $         227,200      10/24/96             225,314
    Senior Floating Rate Term Note due 2002                     $         223,453      10/24/96             222,090
    10.16% Senior Term Note due 2002                            $         670,359      10/24/96             671,163
    12% Senior Subordinated Note due 2003                       $         624,000      10/24/96             638,414
    Membership Interest                                                1,491 int.      10/24/96             111,821
    Warrant, exercisable to 2003, to purchase 896
    Membership Interests at $.01 per interest (B)                        896 int.      10/24/96                   9
                                                                                                       -------------
                                                                                                          1,868,811
                                                                                                       -------------

Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction
and electrical distribution industries.
    13% Senior Subordinated Note due 2001                       $       1,333,333       9/24/93           1,330,578
    10% Preferred Stock                                                1,559 shs.       9/24/93             117,976
    Common Stock (B)                                                     107 shs.       9/24/93              10,717
    Warrant, exercisable from 1998 until 2001,
    to purchase 112 shares of common stock at
    $.01 per share (B)                                                   112 shs.       9/24/93                  11
                                                                                                       -------------
                                                                                                          1,459,282
                                                                                                       -------------
                                                                                          Fair Value
                                                                     Cost                 at 3/31/97
Corporate Restricted Securities: (A) (Continued)                   (Note 2B)               (Note 2A)
                                                                 --------------           -------------
CompuCom Systems, Inc. - O.T.C.
A personal computer dealer specializing in
serving corporate accounts.
    Common Stock (B)                                               $    404,164           $  1,047,153
                                                                 --------------           -------------

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
    10.75% Senior Secured Term Note due 2003                            607,103                595,507
    12% Senior Subordinated Note due 2005                               379,781                381,274
    Common Stock (B)                                                     92,280                 69,210
    Warrant, exercisable until 2005, to purchase
    69,210 shares of common stock at $.01
    per share (B)                                                        25,426                    692
                                                                 --------------           -------------
                                                                      1,104,590              1,046,683
                                                                 --------------           -------------

Contico International, Inc.
A developer, manufacturer and marketer of
consumer, commercial and industrial plastic
products.
    12% Senior Subordinated Note due 2003                               500,000                511,950
                                                                 --------------           -------------

Control Devices, Inc. - O.T.C.
A producer of high quality electromechanical
circuit protector devices and photo-optic sensors.
    Common Stock (B)                                                      8,737                652,498
                                                                 --------------           -------------

Corrections Corporation of America - O.T.C.
An operator of private prisons and correctional
facilities for federal, state and local governments.
    11.08% Senior Secured Note due 2000                                 258,199                268,941
                                                                 --------------           -------------

Discount Auto Parts
    A retailer of auto parts.
    9.8% Senior Secured Note due 2003                                 1,050,000              1,093,365
                                                                 --------------           -------------

Diversco, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers.
    Senior Secured Floating Rate Revolving
    Credit Facility due 2002                                            227,200                225,428
    Senior Floating Rate Term Note due 2002                             223,453                222,224
    10.16% Senior Term Note due 2002                                    670,359                669,420
    12% Senior Subordinated Note due 2003                               553,444                634,982
    Membership Interest                                                 152,095                111,821
    Warrant, exercisable to 2003, to purchase 896
    Membership Interests at $.01 per interest (B)                        73,745                      9
                                                                 --------------           -------------
                                                                      1,900,296              1,863,884
                                                                 --------------           -------------

Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction
and electrical distribution industries.
    13% Senior Subordinated Note due 2001                             1,322,145              1,355,333
    10% Preferred Stock                                                 155,950                129,283
    Common Stock (B)                                                     10,717                 61,414
    Warrant, exercisable from 1998 until 2001,
    to purchase 112 shares of common stock at
    $.01 per share (B)                                                   11,188                 64,180
                                                                 --------------           -------------
                                                                      1,500,000              1,610,210
                                                                 --------------           -------------

--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                          Shares, Units,
                                                            Warrants or                  Fair Value                   Fair Value
                                                             Principal    Acquisition    at Acquisition   Cost      at 3/31/97
Corporate Restricted Securities: (A) (Continued)              Amount         Date           Date        (Note 2B)    (Note 2A)
                                                          -------------   -----------    -------------- ---------   -------------
Exide Electronics Group, Inc. - O.T.C.
A manufacturer and servicer of uninterruptible
power systems
    Common Stock (B)                                         114,679 shs.     9/2/92      $1,486,200    $1,500,000    $1,184,776
                                                                                          ----------    ----------    ----------
Firth Rixson, Inc.
A U.S. subsidiary of Johnson & Firth Brown;
a producer of specialty metal components, steel
and iron castings, and specialty engineering
    9.82% Senior Guaranteed Note due 2001                    $  214,261       4/5/91         214,225       214,261       217,475
                                                                                          ----------    ----------    ----------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed
labels for distilled spirits, wine, food
and household products
    15% Senior Subordinated Note due 2005                    $1,384,691       *            1,378,466     1,314,463     1,390,092
    Common Stock (B)                                            270shs.       4/28/95         70,559       135,000        10,182
    Warrant, exercisable until 2005, to purchase 190
    shares of common stock at $.01 per share (B)                190shs.       4/28/95         49,116        85,227         4,342
    Incentive Warrant, exercisable from 1998 until
    2000, to purchase 10 shares
    of common stock
    at $.01 per share (B)                                        10shs.       4/28/95          1,656         1,136           220
                                                                                          ----------    ----------    ----------
                                                                                           1,499,797     1,535,826     1,404,836
Hardy Oil & Gas USA, Inc.                                                                 ----------    ----------    ----------
Engages in the exploration and development of
oil and gas reserves
    8.46% Guaranteed Senior Note due 2004                    $1,500,000       1/11/95      1,452,600     1,500,000     1,490,250
    Warrant, exercisable until 2005, to purchase
    136,245 shares of common stock at o1.53
    per share (B)                                            136,245shs.      1/11/95         13,500          --         183,499
                                                                                          ----------    ----------    ----------
                                                                                           1,466,100     1,500,000     1,673,749
Hatco Corporation                                                                         ----------    ----------    ----------
A speciality chemical company focused on the
production of industrial synthetic lubricants
and plasticizers
    Senior Secured Floating Rate Term Loan
    due 2003                                                 $1,750,000       1/31/97      1,739,675     1,750,000     1,740,025
                                                                                          ----------    ----------    ----------
Hein-Werner Corp. - A.S.E
A manufacturer of automotive service and collision
repair equipment and hydraulic cylinders
    8% Convertible Subordinated Note due 1999,
    convertible into 179,140 shares of common
    stock at $6.28 per share                                 $1,125,000       9/29/89      1,094,738     1,125,000     1,128,713
    Warrant, exercisable until 1999, to purchase
    59,713 shares of common stock at $6.28 per
    share (B)                                                59,713shs.       9/3/96            --            --           4,538
                                                                                          ----------    ----------    ----------
                                                                                           1,094,738     1,125,000     1,133,251
Highland Homes Holdings, Inc.                                                             ----------    ----------    ----------
A single family homebuilder operating in the
Dallas-Fort Worth and Atlanta areas
    12.75% Senior Note due 1999                              $  562,500       11/18/93       556,931       554,824       580,838
    Warrant, exercisable until 2001, to purchase
    3 shares of common stock at $17,897.31
    per share (B)                                                 3shs.       11/18/93             1         5,118            26
                                                                                          ----------    ----------    ----------
                                                                                             556,932       559,942       580,864
                                                                                          ----------    ----------    ----------

*4/28/95, 5/1/96 and 2/1/97.


--------------------------------------------------------------------------------
10

March 31, 1997
(Unaudited)


                                                          Shares, Units,
                                                            Warrants or                        Fair Value
                                                             Principal       Acquisition     at Acquisition        Cost
Corporate Restricted Securities: (A) (Continued)              Amount            Date              Date           (Note 2B)
                                                         ----------------   -------------   ----------------    -----------
Hudson River Capital
Acquires controlling or substantial interests in
manufacturing and marketing entities
    3% Convertible Preferred Stock, convertible
    into 25,000 shares of common stock at $10
    per share (B)                                           25,000 shs.       7/21/94          $  250,000        $  250,000
                                                                                               ----------        ----------

Hunton & Williams
A major law firm in Richmond, Virginia
    10.06% Senior Secured Note due 2000                  $      137,625      12/21/90             135,324           137,625
                                                                                               ----------        ----------

Hussey Seating Company
A manufacturer of spectator seating products
    Senior Secured Floating Rate Revolving Note
    due 2003                                             $      247,500       6/12/96             245,075           247,500
    Senior Secured Floating Rate Note due 2003           $      450,000       6/12/96             445,545           450,000
    10% Senior Secured Note due 2003                     $      450,000       6/12/96             438,120           450,000
    12% Subordinated Secured Note due 2006               $      675,000       6/12/96             663,660           567,967
    Warrant, exercisable until 2006, to purchase
    1,776 shares of common stock at $.01 per
    share (B)                                                1,776 shs.       6/12/96                  18           112,500
                                                                                               ----------        ----------
                                                                                                1,792,418         1,827,967
                                                                                               ----------        ----------

Intermetrics, Inc.
A provider of software systems, services and
products to a variety of information technology users
    Senior Floating Rate Revolving Term Note
    due 2002                                             $      666,072       8/31/95             666,072           666,072
    13% Senior Subordinated Note due 2002                $      399,659       8/31/95             406,413           354,883
    Common Stock (B)                                         5,538 shs.       8/31/95              25,959            34,610
    Warrant, exercisable until 2007, to purchase
    10,588 shares of Class D common stock at
    $.01 per share (B)                                      10,588 shs.       8/31/95               1,059            52,000
                                                                                               ----------        ----------
                                                                                                1,099,503         1,107,565
                                                                                               ----------        ----------

Jackson Products, Inc.
Manufactures and distributes a variety of
industrial and highway safety products
    12.25% Senior Subordinated Note due 2004             $      985,000       8/16/95             962,148           966,226
    13.25% Cumulative Exchangeable Preferred
    Stock                                                       49 shs.       8/16/95             407,467           411,708
    Common Stock (B)                                           217 shs.       8/16/95              21,702            21,702
    Warrant, exercisable until 2005, to purchase
    999 shares of common stock at $.01
    per share (B)                                              999 shs.       8/16/95                 999            99,866
                                                                                               ----------        ----------
                                                                                                1,392,316         1,499,502
                                                                                               ----------        ----------

Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, cleanroom and healthcare
markets
    13% Senior Subordinated Note due 2004                $    1,667,000       12/2/96           1,692,505         1,506,589
    Warrants, exercisable until 2004, to purchase
    28,717 shares of common stock at $.01
    per share (B)                                           28,717 shs.       12/2/96              28,717           166,700
                                                                                               ----------        ----------
                                                                                                1,721,222         1,673,289
                                                                                               ----------        ----------

Kuhlman Corporation - N.Y.S.E.
A manufacturer of non-automotive engine components
    Warrant, exercisable until 2002, to purchase
    48,075 shares of common stock at $8.32
    per share (B)                                           48,075 shs.       4/30/92              53,000            81,000
                                                                                               ----------        ----------



                                                              Fair Value
                                                              at 3/31/97
Corporate Restricted Securities: (A) (Continued)              (Note 2A)
                                                             ------------

Hudson River Capital
Acquires controlling or substantial interests in
manufacturing and marketing entities
    3% Convertible Preferred Stock, convertible
    into 25,000 shares of common stock at $10
    per share (B)                                            $    237,500
                                                             ------------

Hunton & Williams
A major law firm in Richmond, Virginia
    10.06% Senior Secured Note due 2000                           140,873
                                                             ------------

Hussey Seating Company
A manufacturer of spectator seating products
    Senior Secured Floating Rate Revolving Note
    due 2003                                                      245,322
    Senior Secured Floating Rate Note due 2003                    442,125
    10% Senior Secured Note due 2003                              446,355
    12% Subordinated Secured Note due 2006                        671,288
    Warrant, exercisable until 2006, to purchase
    1,776 shares of common stock at $.01 per
    share (B)                                                          18
                                                             ------------
                                                                1,805,108
                                                             ------------

Intermetrics, Inc.
A provider of software systems, services and
products to a variety of information technology users
    Senior Floating Rate Revolving Term Note
    due 2002                                                      650,086
    13% Senior Subordinated Note due 2002                         393,624
    Common Stock (B)                                               25,957
    Warrant, exercisable until 2007, to purchase
    10,588 shares of Class D common stock at
    $.01 per share (B)                                              1,059
                                                             ------------
                                                                1,070,726
                                                             ------------

Jackson Products, Inc.
Manufactures and distributes a variety of
industrial and highway safety products
    12.25% Senior Subordinated Note due 2004                      974,264
    13.25% Cumulative Exchangeable Preferred
    Stock                                                         407,055
    Common Stock (B)                                               19,532
    Warrant, exercisable until 2005, to purchase
    999 shares of common stock at $.01
    per share (B)                                                     999
                                                             ------------
                                                                1,401,850
                                                             ------------

Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, cleanroom and healthcare
markets
    13% Senior Subordinated Note due 2004                       1,651,997
    Warrants, exercisable until 2004, to purchase
    28,717 shares of common stock at $.01
    per share (B)                                                  36,298
                                                             ------------
                                                                1,688,295
                                                             ------------

Kuhlman Corporation - N.Y.S.E.
A manufacturer of non-automotive engine components
    Warrant, exercisable until 2002, to purchase
    48,075 shares of common stock at $8.32
    per share (B)                                                 580,236
                                                             ------------


--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                          Shares, Units,
                                                            Warrants or                   Fair Value                    Fair Value
                                                             Principal    Acquisition    at Acquisition     Cost        at 3/31/97
Corporate Restricted Securities: (A) (Continued)              Amount         Date            Date         (Note 2B)      (Note 2A)
                                                           ------------   ------------  --------------- ------------   -------------
Latin Communications Group
An operator of Spanish-language media in
North America
    Common Stock (B)                                         44,219 shs.         *      $    247,170    $    406,252   $     442,190
                                                                                        ------------    ------------   -------------

Maloney Industries, Inc.
Engineers and manufactures process systems for
the oil and gas industry.
    13% Subordinated Note due 2004                         $  1,012,500      10/26/95      1,070,213       1,012,500       1,096,740
    Limited Partnership Interest                                284 uts.     10/20/95        253,125         366,629         253,125
    Warrant, exercisable until 2004, to purchase
    148 units of Limited Partnership Interest at $.01
    per unit (B)                                                148 uts.     10/26/95            148            --               148
                                                                                        ------------    ------------   -------------
                                                                                           1,323,486       1,379,129       1,350,013
                                                                                        ------------    ------------   -------------
Maxtex International Corp.
A manufacturer and distributor of precision
test and measurement equipment and overhead
crane control systems.
    Senior Floating Rate Revolving Credit
    Facility due 2001                                      $    329,670       6/28/95        325,516         329,670         326,769
    Senior Secured Floating Rate Note due 2001             $     47,741       6/28/95         47,335          47,741          47,697
    12.5% Subordinated Secured Note due 2003               $     51,165       6/28/95         52,234          39,760          51,129
    Common Stock (B)                                         38,462 shs.      6/28/95         96,059         115,386          86,540
    Warrant, exercisable from 1998 until 2005,
    to purchase 19,795 shares of common stock
    at $.01 per share (B)                                    19,795 shs.      6/28/95         49,291          85,714          19,795
                                                                                        ------------    ------------   -------------
                                                                                             570,435         618,271         531,930
                                                                                        ------------    ------------   -------------
NM Holdings LLC
A company created to acquire motion picture film
rights from Twentieth Century Fox.
    10% Senior Note due 2001                               $    500,000       6/28/96        490,300         500,000         489,600
    12% Subordinated Note due 2001                         $    490,000       6/28/96        491,078         490,000         488,971
    Membership Interest                                      10,000 int.      6/28/96          7,500           9,938           7,500
                                                                                        ------------    ------------   -------------
                                                                                             988,878         999,938         986,071
                                                                                        ------------    ------------   -------------
Nu Horizons Electronics Corp. - O.T.C.
A distributor of high technology active and
passive electronic devices.
    8.25% Convertible Subordinated Note due
    2002, convertible into 78,433 shares of
    common stock at $9 per share                           $    705,900       8/31/94        714,159         705,900         734,277
                                                                                        ------------    ------------   -------------
PanEnergy Corporation - N.Y.S.E.
An owner and operator of natural gas gathering,
transmission and processing facilities.
    9% Convertible Subordinated Note due 2004,
    convertible into 67,781 shares of common
    stock at $22.13 per share                              $  1,500,000      12/30/92      1,467,000       1,500,000       2,630,700
                                                                                        ------------    ------------   -------------

PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste.
    14.5% Senior Subordinated Note due 2000                $    833,333        2/5/93        832,000         833,333         850,750
    8% Convertible Preferred Stock due 2001,
    convertible into 83,333 shares of common
    stock at $2 per share                                    83,333 shs.       2/5/93        166,667         166,667         151,783
    Common Stock (B)                                        133,333 shs.       2/5/93        333,333         333,333         160,000
                                                                                        ------------    ------------   -------------
                                                                                           1,332,000       1,333,333       1,162,533
                                                                                        ------------    ------------   -------------

*12/1/95, 2/27/96 and 8/5/96.

------------------------------------------------------------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                         Shares, Units,
                                                           Warrants or                      Fair Value                  Fair Value
                                                            Principal      Acquisition    at Acquisition     Cost       at 3/31/97
Corporate Restricted Securities: (A) (Continued)             Amount           Date             Date        (Note 2B)     (Note 2A)
                                                        ---------------   -------------  --------------- ------------ ------------
Paribas Capital Funding LLC
A collateralized loan obligation managed by
the U.S. Merchant Banking Group of Banque
Paribas
   Subordinated Floating Rate Note due 2010             $    1,312,500          *        $     1,307,600 $  1,312,500 $  1,305,281
                                                                                         --------------- ------------ ------------
Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes
in arranging and negotiating contracts for the
purchase of pharmaceutical goods and medical equipment
   10.5% Senior Secured Note due 2005                   $      408,750      11/30/95             425,958      408,750      409,404
   10.5% Senior Secured Convertible Note due
   2005, convertible into 2 shares of common
   stock at $50,000 per share                           $       97,500      11/30/95             102,677       97,500      102,609
   Common Stock (B)                                              3 shs.     11/30/95             126,750      169,000      126,750
                                                                                         --------------- ------------ ------------
                                                                                                 655,385      675,250      638,763
                                                                                         --------------- ------------ ------------
Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
maintenance and overhaul certification
   12% Senior Subordinated Note due 2001                $    1,357,151       7/15/92           1,368,280    1,357,151    1,392,030
   Senior Redeemable Cumulative Preferred Stock            140,983 shs.      7/15/92             140,983      140,983      140,983
   Common Stock (B)                                          1,887 shs.      7/15/92               1,283        1,887       33,513
   Warrant, exercisable until 2001, to purchase
   2,521 shares of common stock at $.05 per
   share (B)                                                 2,521 shs.      7/15/92               1,613         --         44,672
                                                                                         --------------- ------------ ------------
                                                                                               1,512,159    1,500,021    1,611,198
                                                                                         --------------- ------------ ------------
Plastipak Packaging, Inc.
A manufacturer of plastic containers
   10.64% Senior Subordinated Note due 2006             $    1,750,000      10/25/96           1,701,875    1,705,073    1,696,275
   Warrant, exercisable until 2006, to purchase 49
   shares of common stock at $.01 per share (B)                49 shs.      10/25/96              27,796       46,813       31,101
                                                                                         --------------- ------------ ------------
                                                                                               1,729,671    1,751,886    1,727,376
                                                                                         --------------- ------------ ------------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid
valves and controls
   Senior Secured Floating Rate Revolving
   Credit Facility due 2003                             $      195,600       7/22/96             193,664      195,600      193,800
   Senior Secured Floating Rate Term Note
   due 2003                                             $    1,467,000       7/22/96           1,452,623    1,467,000    1,454,530
   12% Senior Secured Term Note due 2004                $      245,000       7/22/96             241,766      198,375      242,403
   8% Preferred Stock                                         116 shs.       7/22/96             110,115      115,911      110,115
   Common Stock (B)                                           300 shs.       7/22/96              10,868       14,489       10,868
   Warrant, exercisable until 2004, to purchase
   161 shares of common stock at $.01 per
   share (B)                                                  161 shs.       7/22/96                   2       49,000            2
                                                                                         --------------- ------------ ------------
                                                                                               2,009,038    2,040,375    2,011,718
                                                                                         --------------- ------------ ------------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare products
and specialty genetics sold to the dairy and beef
industries
   11.67% Senior Secured Note due 2004                  $      400,000       8/12/94             394,720      400,000      326,560
   11.51% Junior Secured Note due 1999                  $      266,667       8/12/94             261,014      266,667      209,040
   9.8% Redeemable Exchangeable Preferred Stock              3,333 shs.      8/12/94             282,634      333,333      128,000
   Common Stock (B)                                            497 shs.      8/12/94                   5         --              4
                                                                                         --------------- ------------ ------------
                                                                                                 938,373    1,000,000      663,604
                                                                                         --------------- ------------ ------------

*12/20/96 and 3/20/97.
--------------------------------------------------------------------------------
                                                                              13

March 31, 1997
(Unaudited)

                                                   Shares, Units,
                                                    Warrants or                        Fair Value                        Fair Value
                                                     Principal       Acquisition     at Acquisition        Cost          at 3/31/97
Corporate Restricted Securities: (A) (Continued)      Amount            Date              Date           (Note 2B)        (Note 2A)
                                                   --------------    -----------     --------------      --------        ----------
RailTex, Inc. - O.T.C.
An operator of short-line railroads in the
Midwest, West and Canada.
    12% Senior Subordinated Note due 2002             $  750,000         2/16/93      $  799,575        $  750,000       $  836,850
    Common Stock (B)                                  17,750shs.         2/16/93         170,454           170,400          280,339
                                                                                      ----------        ----------       ----------
                                                                                         970,029           920,400        1,117,189
Rent-Way, Inc. - O.T.C.                                                               ----------        ----------       ----------
Operates rent-to-own stores in Ohio,
Pennsylvania and New York.
    10% Convertible Subordinated Note due 2002,
    convertible into 100,604 shares of common
    stock at $9.94 per share                          $1,000,000         7/18/95       1,000,000         1,000,000        1,059,900
    Warrant, exercisable until 2002, to purchase
    10,000 shares of common stock at $9.94
    per share (B)                                     10,000shs.         7/18/95           --                --               5,530
                                                                                      ----------        ----------       ----------
                                                                                       1,000,000         1,000,000        1,065,430
Rogers Cablesystems Limited                                                           ----------        ----------       ----------
A provider of cable television service in Canada.
    11.09% Senior Subordinated Note due 2000          $  500,000         6/20/90         493,450           500,000          506,650
                                                                                      ----------        ----------       ----------
A.T.-Sentinel, Inc.
A leveraged lease transaction guaranteed by E.I.
Dupont, the chemical company.
    9.52% First Preferred Ship Mortgage Note
    due 1998                                          $  538,827         8/22/89         533,007           546,910          542,330
                                                                                      ----------        ----------       ----------
Sequentia, Inc.
A manufacturer and distributor of fiberglass
reinforced panels used in commercial,
industrial and residential applications.
    12% Subordinated Note due 2004                    $1,140,700        12/14/95       1,209,142           922,805          855,525
    Limited Partnership Interest of KS Holdings, L.P.  3,593uts.        12/14/95         265,425           339,371           35,930
    Warrant, exercisable until 2004, to purchase
    2,725 units of Limited Partnership Interest of
    KS Holdings, L.P. at $.01 per unit (B)             2,725uts.        12/14/95           2,725           239,547            1,363
                                                                                      ----------        ----------       ----------
                                                                                       1,477,292         1,501,723          892,818
Star International Holdings, Inc.                                                     ----------        ----------       ----------
A manufacturer of commercial cooking appliances.
    9.65% Senior Secured Note due 2004                $  416,417         5/27/94         397,387           416,417          408,755
    10.5% Subordinated Note due 2004                  $  179,104         5/27/94         162,913           179,104          169,665
    Common Stock (B)                                   1,077shs.         5/27/94          58,414            64,904           11,269
    Warrant, exercisable until 2004, to purchase 806
    shares of common stock at $.01 per share (B)         806shs.         5/27/94               8             --               8,427
                                                                                      ----------        ----------       ----------
                                                                                         618,722           660,425          598,116
Stonehurst I LLC                                                                      ----------        ----------       ----------
A wholly owned subsidiary of Tenneco, Inc., whose
business includes natural gas, auto parts and
packaging.
    Floating Rate Subordinated Note due 2004          $1,444,500        12/29/94       1,444,500         1,444,500        1,444,500
    5.05% Membership Interest                          5,050int.        12/29/94          55,000            51,237           55,500
                                                                                      ----------        ----------       ----------
                                                                                       1,499,500         1,495,737        1,500,000
                                                                                      ----------        ----------       ----------

--------------------------------------------------------------------------------
14

March 31, 1997
(Unaudited)


                                                            Shares, Units
                                                             Warrants or                        Fair Value
                                                              Principal       Acquisition     at Acquisition        Cost
Corporate Restricted Securities: (A) (Continued)               Amount            Date              Date           (Note 2B)
                                                          ----------------   -------------   ----------------    -----------
Swing N'Slide Corporation - A.S.E.  A manufacturer
and distributor of home playground equipment
and accessories.
    12% Subordinated Note due 2005                        $     1,562,500       3/13/97          $ 1,292,500     $ 1,223,286
    Limited Partnership Interest of Green Grass
    Capital II, LLC                                            40,774 uts.      3/13/97              146,786         223,750
    Warrant, exercisable until 2005, to purchase
    74,002 units of Limited Partnership Interest of
    Green Grass Capital II, LLC at $.01 per unit (B)           74,022 uts.      3/13/97              265,887         340,361
                                                                                                 -----------     -----------
                                                                                                   1,705,173       1,787,397
                                                                                                 -----------     -----------
Team Rental Group, Inc. - O.T.C.
An operator of Budget Rent-A-Car franchises, retail
used car sales facilities and van pool territories.
    7% Convertible Subordinated Note due 2003,
    convertible into 49,611 shares of common stock
    at $20.16 per share                                   $     1,000,000      12/18/96              899,220       1,000,000
                                                                                                 -----------     -----------

Telex Communications, Inc.
A producer of electronic and communications products.
    Warrant, exercisable until 2004, to purchase 5,544
    shares of common stock at $.01 per share (B)                5,544 shs.      5/30/89                   55               6
                                                                                                 -----------     -----------

Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
    12.5% Senior Subordinated Note due 2006               $     1,190,000       7/25/96            1,194,046       1,167,146
    Convertible Preferred Stock, convertible into
    560 shares of common stock at $1,000 per
    share (B)                                                     560 shs.      7/25/96              504,000         560,000
    Warrant, exercisable until 2008, to purchase
    237 shares of common stock at $.01 per
    share (B)                                                     237 shs.      7/25/96                   21          24,103
                                                                                                 -----------     -----------
                                                                                                   1,698,067       1,751,249
                                                                                                 -----------     -----------
TransMontaigne Oil Company - A.S.E.  An independent
petroleum products marketing company.
    12.75% Senior Subordinated Debenture due 2000         $     1,200,000       3/28/91            1,274,280       1,179,333
    Common Stock (B)                                          203,165 shs.         *                 490,810         598,597
    Warrant, exercisable until 2001, to purchase
    74,606 shares of common stock at $3.60
    per share (B)                                              74,606 shs.      3/28/91                7,461          42,000
                                                                                                 -----------     -----------
                                                                                                   1,772,551       1,819,930
                                                                                                 -----------     -----------
Trend Plastics, Inc.
A manufacturer and assembler of plastic injection
molded parts.
    12% Subordinated Note due 2005                        $     1,256,800       3/21/97            1,296,389       1,255,236
    Limited Partnership Interest of Riverside V
    Holding Company L.P.                                        1,091 uts.      3/21/97              133,532         147,832
    Limited Partnership Interest of Riverside V-A
    Holding Company L.P.                                        2,335 uts.      3/21/97              302,512         316,309
    Warrant, exercisable until 2005, to purchase
    1,564 units of Limited Partnership Interest at
    $.01 per unit (B)                                           1,564 uts.      3/21/97                1,564           1,564
                                                                                                 -----------     -----------
                                                                                                   1,733,997       1,720,941
                                                                                                 -----------     -----------



                                                                  Fair Value
                                                                  at 3/31/97
Corporate Restricted Securities: (A) (Continued)                  (Note 2A)
                                                                --------------
Swing N'Slide Corporation - A.S.E.  A manufacturer
and distributor of home playground equipment
and accessories.
    12% Subordinated Note due 2005                              $   1,287,500
    Limited Partnership Interest of Green Grass
    Capital II, LLC                                                   140,670
    Warrant, exercisable until 2005, to purchase
    74,002 units of Limited Partnership Interest of
    Green Grass Capital II, LLC at $.01 per unit (B)                  254,784
                                                                -------------
                                                                    1,682,954
                                                                -------------
Team Rental Group, Inc. - O.T.C.
An operator of Budget Rent-A-Car franchises, retail
used car sales facilities and van pool territories.
    7% Convertible Subordinated Note due 2003,
    convertible into 49,611 shares of common stock
    at $20.16 per share                                               934,400
                                                                -------------

Telex Communications, Inc.
A producer of electronic and communications products.
    Warrant, exercisable until 2004, to purchase 5,544
    shares of common stock at $.01 per share (B)                    2,494,800
                                                                -------------

Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
    12.5% Senior Subordinated Note due 2006                         1,197,854
    Convertible Preferred Stock, convertible into
    560 shares of common stock at $1,000 per
    share (B)                                                         504,000
    Warrant, exercisable until 2008, to purchase
    237 shares of common stock at $.01 per
    share (B)                                                              21
                                                                -------------
                                                                    1,701,875
                                                                -------------
TransMontaigne Oil Company - A.S.E.  An independent
petroleum products marketing company.
    12.75% Senior Subordinated Debenture due 2000                   1,246,920
    Common Stock (B)                                                1,904,672
    Warrant, exercisable until 2001, to purchase
    74,606 shares of common stock at $3.60
    per share (B)                                                     538,282
                                                                -------------
                                                                    3,689,874
                                                                -------------

Trend Plastics, Inc.
A manufacturer and assembler of plastic injection
molded parts.
    12% Subordinated Note due 2005                                  1,290,985
    Limited Partnership Interest of Riverside V
    Holding Company L.P.                                              133,532
    Limited Partnership Interest of Riverside V-A
    Holding Company L.P.                                              302,512
    Warrant, exercisable until 2005, to purchase
    1,564 units of Limited Partnership Interest at
    $.01 per unit (B)                                                   1,564
                                                                -------------
                                                                    1,728,593
                                                                -------------


--------------------------------------------------------------------------------
                                                                              15

March 31, 1997
(Unaudited)


                                                    Shares, Units,
                                                      Warrants or                      Fair Value                    Fair Value
                                                       Principal       Acquisition   at Acquisition      Cost        at 3/31/97
Corporate Restricted Securities: (A) (Continued)        Amount            Date            Date         (Note 2B)      (Note 2A)
                                                     --------------  -------------   --------------  -------------   ------------
Unidata, Inc.
A manufacturer and distributor of database
management software.
    11.5% Senior Subordinated Note due 2003          $    1,250,000       12/14/95       $1,269,250     $1,198,932     $1,149,500
    Common Stock (B)                                      62,500 shs.     12/14/95          187,500        250,000        187,500
    Warrant, exercisable until 2003, to purchase
    31,250 shares of common stock at $1 per
    share (B)                                             31,250 shs.     12/14/95              313         62,125            313
                                                                                     --------------  -------------   ------------
                                                                                          1,457,063      1,511,057      1,337,313
                                                                                     --------------  -------------   ------------
Unipac Corporation
A manufacturer of laminated materials which are
used to seal a variety of packaging containers.
    Senior Secured Floating Rate Note due 2002       $      425,156         2/9/96          420,649        425,156        425,156
    12% Senior Secured Note due 2004                 $      121,875         2/9/96          123,435        110,102        125,105
    Acquisition Line of Credit due 2002              $      375,000        9/30/96          375,000        375,000        375,000
    Limited Partnership Interest of Riverside II
    Holding Company L.P.                                     61 uts.          *              56,368        108,617        162,594
    Warrant, exercisable from 2000 until 2004,
    to purchase 21 units of Limited Partnership
    Interest of Riverside II Holding Company L.P.
    at $.01 per unit (B)                                     21 uts.       2/9/96                 2         20,156         54,711
                                                                                     --------------  -------------   ------------
                                                                                            975,454      1,039,031      1,142,566
                                                                                     --------------  -------------   ------------
Uno-Ven Company
A partnership in an oil refinery and related
midwestern marketing operations.
    10.1% Senior Secured Note due 2003               $      771,429        12/1/89          752,299        771,429        802,054
                                                                                     --------------  -------------   ------------
USAir, Inc.
A domestic and international airline.
    10.8% Series A Secured Loan Certificates
    due 2003                                         $      427,743        6/29/94          363,582        376,608        408,956
                                                                                     --------------  -------------   ------------

U.S. Netting, Inc.
A manufacturer of plastic netting for a wide
variety of industries.
    11% Senior Secured Note due 2005                 $      838,800         5/3/95          927,545        838,800        887,367
    12% Subordinated Note due 2005                   $      326,200         5/3/95          326,200        310,161        349,295
    Common Stock (B)                                      2,457 shs.        5/3/95           81,376        195,720         18,177
    Warrant, exercisable until 2005, to purchase
    1,398 shares of common stock at $.01
    per share (B)                                         1,398 shs.        5/3/95           46,291         17,971         10,330
                                                                                     --------------  -------------   ------------
                                                                                          1,381,412      1,362,652      1,265,169
                                                                                     --------------  -------------   ------------
U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America.
    15% Senior Subordinated Notes due 2005           $    1,172,534          **           1,245,102      1,172,469      1,228,581
    Redeemable Preferred Stock Series A (B)              20,999 shs.      12/19/96          145,827        194,435        145,825
    Convertible Preferred Stock Series B,
    convertible into 41,988 shares of Series B
    common stock at $9.26 per share (B)                  41,998 shs.      12/19/96          291,648        388,865        291,650
    Warrants, exercisable until 2005, to purchase
    3,241 units of Series A Preferred Stock and
    6,482 units of Series B Preferred Stock at $.01
    per unit (B)                                          3,241 uts.      12/19/96            6,482             65          3,241
                                                                                     --------------  -------------   ------------
                                                                                          1,689,059      1,755,834      1,669,297
                                                                                     --------------  -------------   ------------

 *2/9/96 and 9/25/96.
**12/19/96 and 2/15/97.

--------------------------------------------------------------------------------
16

March 31, 1997
(Unaudited)



                                                    Shares, Units,
                                                     Warrants or                     Fair Value                     Fair Value
                                                      Principal     Acquisition    at Acquisition      Cost         at 3/31/97
Corporate Restricted Securities: (A) (Continued)       Amount          Date            Date          (Note 2B)      (Note 2A)
                                                    --------------  ------------   --------------  ------------    ------------
Valero Energy Corporation
An owner and operator of a specialized
petroleum refinery and engages in
petroleum product marketing operations
    10.58% Senior Note due 2000                     $   285,714       12/20/90     $      290,478  $    285,714    $    294,257
                                                                                   --------------  ------------    ------------
     Sub-Total Corporate Restricted Securities                                     $   71,584,135    73,138,341      78,870,982
                                                                                   ==============  ------------    ------------





                                                                                                                   Market Value
                                                    Interest           Due           Principal        Cost         at 3/31/97
Rule 144A Securities:  (A)                           Rate             Date            Amount        (Note 2B)      (Note 2A)
                                                --------------    ------------    --------------  ------------    ------------
Convertible Bonds -- 3.13%
    Continental Airlines, Inc.                         6.750%         4/15/06      $    300,000       278,625         366,000
    CUC International Inc.                             3.000          2/15/02           600,000       600,000         588,000
    Grand Metropolitan PLC                             6.500          1/31/00           300,000       300,000         349,500
    Imax Corporation                                   5.750          4/01/03           550,000       525,125         539,000
    Marriott International, Inc.                       0.000          3/25/11           500,000       277,698         272,500
    Molten Metal Technology                            5.500          5/01/06           450,000       450,000         261,000
    Renal Treatment Centers, Inc.                      5.625          7/15/06           225,000       225,000         204,750
    The Sports Authority, Inc.                         5.250          9/15/01            70,000        70,000          63,350
    Sunglass Hut International, Inc.                   5.250          6/15/03           380,000       352,913         285,000
    Thermo Electron Corporation                        4.250          1/01/03           175,000       175,000         181,563
    Thermo Terratech, Inc.                             4.625          5/01/03            45,000        45,000          41,738
                                                                                  -------------  ------------     -----------
     Sub-Total Rule 144A Convertible Bonds                                        $   3,595,000     3,299,361       3,152,401
                                                                                  =============  ------------     -----------

Bonds -- 6.02%
    Anchor Advanced Products                          11.750          4/01/04     $     300,000       300,000         302,250
    Atlantic Express                                  10.750          2/01/04           500,000       500,000         503,750
    Enserch Exploration, Inc.                          7.540          1/02/09         1,000,000     1,000,000         968,750
    Keystone Auto Grantor Trust                        6.150          4/15/03           843,899       843,637         838,167
    Paiton Energy Funding                              9.340          2/15/14         1,000,000     1,000,000         990,000
    Petroleum Enhanced Trust                           6.062          2/05/03           952,937       952,937         952,937
    T C W Leveraged Income Trust, LP                   8.410          3/31/04         1,500,000     1,500,000       1,500,000
                                                                                  -------------  ------------     -----------
     Sub-Total Rule 144A Bonds                                                    $   6,096,836     6,096,574       6,055,854
                                                                                  =============  ------------     -----------

March 31, 1997
(Unaudited)


                                                                            Shares, Warrants                        Market Value
                                                 Interest        Due          or Principal         Cost              at 3/31/97
Rule 144A Securities:  (A) (Continued)             Rate         Date             Amount          (Note 2B)            (Note 2A)
                                                ----------     ------      ------------------   -----------        --------------
Convertible Preferred Stock - .31%
    McKesson Corporation                                                               2,290    $   114,500        $    120,798
    Qualcomm Financial Trust                                                           3,860        193,000             192,035
                                                                                                -----------        ------------

    Sub-Total Rule 144A Convertible
     Preferred Stock                                                                                307,500             312,833
                                                                                                -----------        ------------

Total Rule 144A Securities                                                                        9,703,435           9,521,088
                                                                                                -----------        ------------

Total Corporate Restricted Securities                                                            82,841,776          88,392,070
                                                                                                -----------        ------------

Corporate Public Securities:

Convertible Bonds - 2.77%
    Continental Airlines                           6.750%        4/15/06        $    200,000        185,500             244,000
    Diamond Offshore Drilling                      3.750         2/15/07             125,000        125,000             133,438
    Hilton Hotels, Inc.                            5.000         5/15/06             695,000        695,000             695,000
    Home Depot, Inc.                               3.250         10/1/01             450,000        443,500             450,000
    Magna International, Inc.                      5.000        10/15/02             250,000        255,625             269,375
    Savoy Pictures Entertainment, Inc.             7.000          7/1/03             650,000        505,375             526,500
    USA Waste Services, Inc.                       4.000          2/1/02             450,000        450,000             465,750
                                                                                ------------    -----------        ------------

Total Convertible Bonds                                                         $  2,820,000      2,660,000           2,784,063
                                                                                ============    -----------        ------------

Bonds - 11.11%
    Airplanes Pass Thru Trust                      8.150         3/15/19        $  1,500,000      1,498,674           1,575,000
    American Airlines, Inc.                        9.780        11/26/11           1,000,000      1,000,000           1,118,750
    Central Rents, Inc.                           12.875        12/15/03             800,000        751,650             808,000
    Comdisco Inc.                                  7.750          9/1/99           1,500,000      1,598,265           1,529,775
    Data Documents, Inc.                          13.500         7/15/02           1,429,000      1,433,158           1,586,190
    Decorative Home Accents, Inc.                 13.000         6/30/02             350,000        350,000             175,000
    Florist Transworld Delivery, Inc.             14.000        12/15/01             375,000        364,059             378,750
    Great American Cookie Co.                     10.875         1/15/01             300,000        289,500             288,000
    Hosiery Corporation of America                13.750          8/1/02             500,000        493,900             550,000
    Key Plastics, Inc.                            14.000        11/15/99             350,000        354,912             386,750
    Northwest Airlines Corp.                      12.091        12/31/00             808,683        834,965             847,095
    Northwest Airlines Corp.                       8.970          1/2/15             986,709        986,709           1,045,911
    Telex Communications, Inc.                    12.000         7/15/04             750,000        750,000             840,000
    Vintage Petroleum                              8.625          2/1/09              50,000         46,579              47,125
                                                                                ------------    -----------        ------------

Total Bonds                                                                     $ 10,699,392     10,752,371          11,176,346
                                                                                ============    -----------        ------------

Warrants - .01%
    Barringer Technologies, Inc. (B)                                                   5,800            290               5,800
                                                                                                -----------        ------------

Total Warrants                                                                                          290               5,800
                                                                                                -----------        ------------

March 31, 1997
(Unaudited)

                                                                                                  Market Value
                                                                                    Cost           at 3/31/97
Corporate Public Securities: (Continued)                          Shares          (Note 2B)        (Note 2A)
                                                               ------------     ------------      ------------
Common Stock - 3.16%
    America West Airlines, Inc. (B)                                2,100     $     42,126      $     32,813
    Atlas Air, Inc. (B)                                            2,600           52,650            68,250
    Barringer Technologies, Inc. (B)                               4,500           38,534            41,625
    Benson Petroleum, Ltd. (B)                                   100,000           77,204            75,800
    Central Rents, Inc. (B)                                          930           33,722            46,500
    Chesapeake Energy Corporation (B)                              5,000          168,125           104,375
    Collins & Aikman Corporation (B)                              17,400          104,238           150,075
    Computer Horizons Corporation                                 16,650          146,925           516,150
    Data Documents, Inc. (B)                                      10,717               16           111,189
    Dawson Production Services (B)                                14,000          175,000           171,500
    Decorative Home Accents, Inc. (B)                                350               --                --
    Florist Transworld Delivery, Inc. (B)                          4,687           13,754            23,435
    4Health Inc. (B)                                               6,000           33,375            33,378
    Health and Retirement Property Trust                           5,000           94,375            90,000
    Hosiery Corporation of America                                   500               --            35,000
    Hvide Marine, Inc. (B)                                         5,400          134,325           122,850
    LCS Industries, Inc.                                          15,000          234,356           213,750
    Marker International (B)                                      30,000          187,500           135,000
    Red Roof Inns, Inc. (B)                                       19,200          272,607           302,400
    Staffing Resources, Inc.                                      45,000          247,500           652,500
    U.S. Rentals Inc. (B)                                          9,000          180,000           163,125
    Western Systems Corporation (B)                               54,000          188,722            91,152
                                                                             ------------      ------------

Total Common Stock                                                              2,425,054         3,180,867
                                                                             ------------      ------------

Convertible Preferred Stock - 1.47%
    Merrill Lynch & Co.                                           13,500          308,813           276,750
    Occidental Petroleum Corporation                               6,830          341,500           454,195
    RXI Holdings, Inc.                                           112,720          112,753               113
    SFX Broadcasting, Inc.                                        17,400          804,150           748,200
                                                                             ------------      ------------

Total Convertible Preferred Stock                                               1,567,216         1,479,258
                                                                             ------------      ------------

Total Corporate Public Securities                                              17,404,931        18,626,334
                                                                             ------------      ------------

--------------------------------------------------------------------------------
                                                                              19

March 31, 1997
(Unaudited)


                                                                                                             Market Value
                                                              Due            Principal          Cost          at 3/31/97
Short-Term Securities:                      Yield            Date             Amount          (Note 2B)        (Note 2A)
                                          ---------        --------       --------------    -------------  ----------------

Commercial Paper - 1.99%
    Aristar, Inc.                           5.776%          4/1/97         $     194,000     $    194,000      $    194,000
    Aristar, Inc.                           6.250           4/1/97             1,300,000        1,300,000         1,300,000
    ConAgra, Inc.                           5.975           4/1/97               110,000          110,000           110,000
    Countrywide Home Loans, Inc.            5.651           4/2/97               395,000          394,938           394,938
                                                                           -------------     ------------      ------------

Total Short-Term Securities                                                $   1,999,000        1,998,938         1,998,938
                                                                           =============     ------------      ------------
Total Investments       - 108.39%                                                            $102,245,645       109,017,342
                                                                                             ============      ------------
    Other Assets        -    4.38                                                                                 4,409,638
    Liabilities         -  (12.77)                                                                              (12,844,560)
                           ------                                                                              ------------

Total Net Assets        -  100.00%                                                                             $100,582,420
                           ======                                                                              ============


(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                            INDUSTRY CLASSIFICATION


                                                           Fair Value
                                                           at 3/31/97
Corporate Restricted Securities:                            (Note 2A)
                                                          ------------
ADVERTISING - .18%
Ammirati & Puris, Inc.                                    $    177,517
                                                          ------------

BEVERAGE - 1.73%
Associated Vintage Group, Inc.                               1,740,234
                                                          ------------

BUILDING MATERIALS - .58%
Highland Homes Holdings, Inc.                                  580,864
                                                          ------------

CHEMICAL - 4.18%
AccTech, LLC                                                 1,925,787
Hatco Corporation                                            1,740,025
A.T.-Sentinel, Inc.                                            542,330
                                                          ------------
                                                             4,208,142
                                                          ------------

COMMUNICATIONS - 3.81%
Classic Sports, Inc.                                           386,666
Latin Communications Group                                     442,190
Rogers Cablesystems Limited                                    506,650
Telex Communications, Inc.                                   2,494,800
                                                          ------------
                                                             3,830,306
                                                          ------------

ELECTRICAL EQUIPMENT/
ELECTRONICS - 8.58%
Catalina Lighting, Inc.                                        348,263
Cirrus Logic, Inc.                                           1,397,487
CompuCom Systems, Inc.                                       1,047,143
Control Devices, Inc.                                          652,498
Exide Electronics Group, Inc.                                1,184,776
Intermetrics, Inc.                                           1,070,726
Nu Horizons Electronics Corp.                                  734,277
Precision Dynamics, Inc.                                     2,011,718
Thermo Electron Corporation                                    181,563
                                                          ------------
                                                             8,628,461
                                                          ------------

HEALTH CARE - .95%
Berkshire Medical Center, Inc.                                 629,739
McKesson Corporation                                           120,798
Renal Treatment Centers, Inc.                                  204,750
                                                          ------------
                                                               955,287
                                                          ------------

LEASING - .98%
Boyle Leasing Technologies, Inc.                               990,700
                                                          ------------


--------------------------------------------------------------------------------
20

March 31, 1997


                       INDUSTRY CLASSIFICATION (Continued)

                                                              Fair Value
                                                              at 3/31/97
Corporate Restricted Securities: (Continued)                   (Note 2A)
                                                            --------------
MANUFACTURING-INDUSTRIAL AND
CONSUMER PRODUCTS - 28.37%
Anchor Advanced Products                                    $    302,250
C&K Manufacturing and Sales Company                            1,727,518
Consumer Product Enterprises, Inc.                             1,046,683
Contico International, Inc.                                      511,950
CUC International Inc.                                           588,000
Elgin National Industries, Inc.                                1,610,210
Firth Rixson, Inc.                                               217,475
Fleming Acquisition Corporation                                1,404,836
Hein-Werner Corp.                                              1,133,251
Hudson River Capital                                             237,500
Hussey Seating Company                                         1,805,108
Imax Corporation                                                 539,000
Jackson Products, Inc.                                         1,401,850
Kappler Safety Group, Inc.                                     1,688,295
Kuhlman Corporation                                              580,236
Maxtec International Corp.                                       531,930
PAR Acquisition Corp.                                          1,162,533
Plastipak Packaging, Inc.                                      1,727,376
Sequentia, Inc.                                                  892,818
Star International Holdings, Inc.                                598,116
Swing N'Slide Corporation                                      1,682,954
Trend Plastics, Inc.                                           1,728,593
Unidata, Inc.                                                  1,337,313
Unipac Corporation                                             1,142,566
U.S. Netting, Inc.                                             1,265,169
U.S. Silica Company                                            1,669,297
                                                            ------------
                                                              28,532,827
                                                            ------------

METAL FABRICATING - .26%
Molten Metal Technology                                          261,000
                                                            ------------

MISCELLANEOUS - 9.16%
Enserch Exploration, Inc.                                        968,750
Keystone Auto Grantor Trust                                      838,167
Marriott International, Inc.                                     272,500
NM Holdings LLC                                                  986,071
Paiton Energy Funding                                            990,000
Paribas Capital Funding LLC                                    1,305,281
Protein Genetics, Inc.                                           663,604
Qualcomm Financial Trust                                         192,035
Stonehurst I LLC                                               1,500,000
T C W Leveraged Income Trust, LP                               1,500,000
                                                            ------------
                                                               9,216,408
                                                            ------------
OIL AND GAS SERVICE - 13.02%
American Exploration Company                                   1,492,121
BP Prudhoe Bay Royalty Trust                                     212,689
Hardy Oil & Gas USA, Inc.                                      1,673,749
Maloney Industries, Inc.                                       1,350,013
PanEnergy Corporation                                          2,630,700
Petroleum Enhanced Trust                                         952,937
TransMontaigne Oil Company                                     3,689,874
Uno-Ven Company                                                  802,054
Valero Energy Corporation                                        294,257
                                                            ------------
                                                              13,098,394
                                                            ------------

RECREATIONAL SUPPLIES/
EQUIPMENT - .70%
The Coast Distribution System                                    703,180
                                                            ------------

RETAILING - 5.91%
J. Baker, Inc.                                                   887,076
Cains Foods, L.P.                                              1,564,579
Discount Auto Parts                                            1,093,365
Grand Metropolitan PLC                                           349,500
Pharmaceutical Buyers, Inc.                                      638,763
Rent-Way, Inc.                                                 1,065,430
The Sports Authority, Inc.                                        63,350
Sunglass Hut International, Inc.                                 285,000
                                                            ------------
                                                               5,947,063
                                                            ------------

SERVICES - 9.47%
Atlantic Aviation Corporation                                    562,883
Atlantic Express                                                 503,750
Continental Airlines, Inc.                                       366,000
Corrections Corporation of America                               268,941
Diversco, Inc.                                                 1,863,884
Hunton & Williams                                                140,873
Piedmont Holding, Inc.                                         1,611,198
RailTex, Inc.                                                  1,117,189
Team Rental Group, Inc.                                          934,400
Thermo Terratech, Inc.                                            41,738
Tidewater Holdings, Inc.                                       1,701,875
USAir, Inc.                                                      408,956
                                                            ------------
                                                               9,521,687
                                                            ------------
Total Corporate Restricted
Securities - 87.88%                                         $ 88,392,070
                                                            ============

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS            MASSMUTUAL PARTICIPATION INVESTORS


(Unaudited)

1.   History

     MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

     The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

     A.  Valuation of Investments:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust. Each restricted security is valued by the Board at the time of the purchase thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less to the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and in addition, any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Board, however, considers all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Massachusetts Mutual Life Insurance Company ("MassMutual"), the Trust's investment adviser and administrator. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

     The financial statements include restricted securities valued at $88,392,070 (87.88% of net assets) as of March 31, 1997 ($66,698,402 at
     March 31, 1996) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 1997, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

--------------------------------------------------------------------------------
22

     B.  Accounting for Investments:

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

     C.  Use of Estimates:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     D.  Federal Income Taxes:

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3.   Investment Advisory and Administrative Services Fee

     Under an investment advisory and administrative services contract with the Trust, MassMutual has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. MassMutual has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. MassMutual will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, MassMutual is obligated to provide administration of the day-to-day operations of the Trust and will provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     For its services under the investment advisory and administrative services contract, MassMutual is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of MassMutual, approve the valuation of the Trust's net assets as of such day.

4.   Note Payable

     On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.



--------------------------------------------------------------------------------

5.   Purchases and Sales of Investments

                                                       For the                                     For the
                                                    three months                                three months
                                                    ended 3/31/97                               ended 3/31/96
                                                   ---------------                             ---------------
                                                                   Cost of Investments Acquired
                                                                   ----------------------------
     Corporate restricted securities                  $ 13,087,901                                $  2,714,771
     Corporate public securities                         3,291,609                                   7,409,176
     Short-term securities                              66,782,394                                  86,724,182

                                                                 Proceeds from Sales or Maturities
                                                                 ---------------------------------
     Corporate restricted securities                  $  6,365,793                                $  3,700,935
     Corporate public securities                        10,296,945                                  10,445,981
     Short-term securities                              69,739,482                                  83,359,815

     The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of March 31, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 1997 is $6,771,697 and consists of $11,917,819 appreciation and $5,146,122 depreciation.

     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 1996. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 1996 was $5,513,165 and consisted of $8,630,563 appreciation and $3,117,398 depreciation.





--------------------------------------------------------------------------------
24